Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and conditional obligations [Abstract]
Contract amounts	$ 203,019	$ 206,128
ACL related to off-balance sheet credit	582	692
ACL related to off-balance sheet credit with corresponding provision expense (recovery)	(110)	61
Fixed Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 211	1,331
Maturity period	30 years
Fixed Rate [Member] | Minimum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	4.75%
Fixed Rate [Member] | Maximum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	7.38%
Variable Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 194,865	195,587
Standby Letters of Credit [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 7,943	$ 9,210